Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Unamortized deferred financing fees, current	$ 457	$ 523
Unamortized deferred financing fees, non-current	$ 1,194	$ 1,651
Common unitholders - units issued	36,382,011	36,747,129
Common unitholders - units outstanding	36,382,011	36,747,129
General partner issued	35,526	35,526
General partner outstanding	35,526	35,526
Series A Preferred unitholders
Preferred units, authorized	3,450,000	3,450,000
Preferred units, issued	3,000,000	3,000,000
Preferred units, outstanding	3,000,000	3,000,000
Series B Preferred unitholders
Preferred units, authorized	2,530,000	2,530,000
Preferred units, issued	2,200,000	2,200,000
Preferred units, outstanding	2,200,000	2,200,000